Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	$ 0	$ 0	$ 0	$ 0	$ 0
Income taxes paid	8,100	8,000	13,670	11,261	1,470
Supplemental disclosures of non-cash transactions
Purchase of real estate with note payable to land seller			0	0	17,000
Purchase of real estate with notes payable to affiliate			0	747	0
Contribution of real estate to unconsolidated joint ventures	1,013	0	798	18,828	1,890
Contribution of real estate from noncontrolling interest in subsidiary			0	1,301	1,252
Deductible transaction costs and additional contribution of deferred tax assets from IPO			0	0	808
Assets assumed from unconsolidated joint ventures	0	46,675	46,811	0	0
Liabilities and equity assumed from unconsolidated joint ventures	$ 0	$ 46,675	$ 47,197	$ 0	$ 0